As filed with the Securities and Exchange Commission on July 20, 2012

Registration No. 333-515

811-07513

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 147	☒
and

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 148	☒
(Check appropriate box or boxes)

PUTNAM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS,Vice President

PUTNAM FUNDS TRUST

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

JOHN W. GERSTMAYR, Esquire

ROPES & GRAY LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This Post-Effective Amendment relates solely to the Registrant’s Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Risk Allocation Fund and Putnam Short Duration Income Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 20th day of July, 2012.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,

Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter **	Chair, Board of Trustees

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Assistant Treasurer and Principal Accounting Officer

Michael J. Higgins*	Vice President and Treasurer

Ravi Akhoury**	Trustee

Barbara M. Baumann***	Trustee

Charles B. Curtis**	Trustee

Robert J. Darretta**	Trustee

John A. Hill**	Trustee

Paul L. Joskow**	Trustee

Elizabeth T. Kennan****	Trustee

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Signature	Title

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens**	Trustee

By:	/s/ Jonathan S. Horwitz,
as Attorney-in-Fact July 20, 2012

	*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 146 to the Registrant’s Registration Statement filed on July 19, 2012.
	**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 93 to the Registrant’s Registration Statement filed on June 26, 2009.
	***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 109 to the Registrant’s Registration Statement filed on August 27, 2010.
	****	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 140 to the Registrant’s Registration Statement filed on January 27, 2012.

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EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

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